CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues
Product sales	$ 1,423,218	$ 2,253,129	$ 10,498,726	$ 7,241,392
License fees	100,594	0	167,657	3,154,722
Royalties	322,117	64,172	703,744	168,106
Other revenue			201,311	0
Total revenues	1,845,929	2,317,301	11,571,438	10,564,220
Cost of revenues
Cost of sales	1,408,821	1,267,310	8,363,902	3,898,162
Cost of royalties	44,244	5,134	89,290	16,380
Total cost of revenues	1,453,065	1,272,444	8,453,192	3,914,542
Gross profit	392,864	1,044,857	3,118,246	6,649,678
Operating expenses
Salaries and wages	1,682,086	1,998,196	7,319,407	7,106,906
Consulting expenses	836,332	533,512	2,148,983	2,275,905
Professional fees	239,092	125,348	1,156,868	1,189,734
Research, development, trials and studies	953,683	901,685	3,798,398	3,386,439
General and administrative expenses	1,331,831	2,489,326	6,789,660	5,585,419
Total operating expenses	5,043,024	6,048,067	21,213,316	19,544,403
Loss from operations	(4,650,160)	(5,003,210)	(18,095,070)	(12,894,725)
Other income (expense)
Interest, net	(1,179,170)	(519,029)	(1,680,023)	(1,041,533)
Change in fair value of derivative liabilities	201,062	193,093	(470,052)	492,311
Change in fair value of contingent consideration			0	(4,334,932)
Inducement expense			0	(1,513,371)
Settlement of contingency			0	(471,250)
Other	0	(4,533)	15,374	(16,558)
Total other income (expenses)	(978,108)	(330,469)	(2,134,701)	(6,885,333)
Net loss before provision for income taxes	(5,628,268)	(5,333,679)	(20,229,771)	(19,780,058)
Income tax provision	4,645	4,890	18,589	18,000
Net loss	(5,632,913)	(5,338,569)	(20,248,360)	(19,798,058)
Preferred dividends:
Net loss to common stockholders			(20,248,360)	(19,811,620)
loss per common share - Basic and diluted (in dollars per share)			$ (0.20)	$ (0.24)
Net loss per common share - Basic (in dollars per share)	$ (0.05)	$ (0.05)
Weighted average shares outstanding - Basic and diluted (in shares)			103,620,046	81,859,343
Weighted average shares outstanding - Basic (in shares)	111,222,841	99,105,448
Series D preferred stock [Member]
Other income (expense)
Net loss			0	0
Preferred dividends:
Preferred stock			$ 0	$ 13,562